Other Income and Expenses	3 Months Ended
Jun. 30, 2011
Other Income and Expenses
Other Income and Other Expense Disclosure [Text Block]

NOTE 6 – IMPAIRMENT EXPENSE AND OTHER INCOME AND ADJUSTMENTS

In June 2011, we tested for impairment of certain intangible assets associated with the QuickVerse product line as a result of the decision to sell the QuickVerse product line.  We recognized a total impairment expense of $217,972 at June 30, 2011 for the intangible assets related to capitalized software development costs, capitalized raw material packaging costs, and capitalized website development costs.  This has been treated as an operating expense and included in Impairment expense on our Condensed Consolidated Statement of Operations.

In June 2011, we recognized income from debt forgiveness totaling $368,051 resulting from agreements reached with certain of our vendors pursuant to which reductions in the total accrued royalty balance owed by us to them were finalized, which agreements were part of a broad initiative on our part arising in connection with our sale to WORDsearch Corp., LLC of our QuickVerse product line (see Note 11).  This has been treated as a gain from extinguishment of debt and included in Gain on debt settlement on our Condensed Consolidated Statement of Operations.